17. COMMITMENT AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 126,000
2014	101,000
2015	51,000
Total future minimum rental payments	$ 278,000